Acquisition of Sri Sai Cable and Broadband Private Limited (Details) - Schedule of Business Combination - Total for all business combinations [member]	Dec. 31, 2008 INR (₨)
Schedule of Business combination [Line Items]
Amount settled in cash	₨ 2,500,000
Proportionate value of Non-controlling interest in Sri Sai	1,768,961
Total	4,268,961
Recognized amounts of identifiable net assets:
Property and equipment	7,428,382
Intangible assets	339,493
Deposits	837,605
Non-current loans and advances	344,818
Trade and other receivables	2,260,797
Cash and cash equivalents	432,138
Deferred tax assets	1,283,882
Other current assets	(295,216)
Borrowings	(11,788)
Other liabilities	(65,115)
Trade and other payables	(8,944,872)
Net identifiable assets and liabilities	3,610,124
Goodwill	₨ 658,837